MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
(the “Fund”)
Supplement dated July 19, 2021 to the
Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective immediately, the following information replaces similar information for the Fund found on page 38 of the Prospectus in the section titled Management:
David Wallack is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018). Mr. Wallack is expected to step down as a portfolio manager of the Fund on or about June 1, 2022.
Effective June 1, 2022, the following information supplements the information for the Fund found on page 38 of the Prospectus in the section titled Management:
Vincent DeAugustino is a Portfolio Manager at T. Rowe Price. He has managed the Fund since June 2022.
Effective immediately, the following information replaces similar information for the Fund found on page 67 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
David Wallack

is a portfolio manager of the MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund. Mr. Wallack is a Vice President and Portfolio Manager for T. Rowe Price. He joined T. Rowe Price in 1990 and his investment experience dates from 1989. Mr. Wallack has served as a portfolio manager for T. Rowe Price throughout the past five years. Mr. Wallack is expected to step down as a portfolio manager of the MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund on or about June 1, 2022.
Effective June 1, 2022, the following information supplements the information for the Fund found beginning on page 65 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Vincent DeAugustino

is a portfolio manager of the MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund. Mr. DeAugustino is a Portfolio Manager for T. Rowe Price. He joined T. Rowe Price in 2015 and his investment experience dates from 2009.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-TRUN-21-05

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
(the “Fund”)
Supplement dated July 19, 2021 to the
Statement of Additional Information dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective June 1, 2022, the following information replaces similar information for T. Rowe Price Associates, Inc. related to the Fund found on page B-108 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of the MM Select T. Rowe Price Small and Mid Cap Blend Fund are Frank Alonso, Brian W. H. Berghuis, Vincent DeAugustino, Joshua K. Spencer, J. David Wagner, and David Wallack***.
Effective June 1, 2022, the following information supplements the information related to the Fund found on page B-109 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
Vincent DeAugustino
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

*
The information provided is as of May 31, 2021.

**
Does not include the MM Select T. Rowe Price Small and Mid Cap Blend Fund.

***
Mr. Wallack is expected to step down as a portfolio manager of the MM Select T. Rowe Price Small and Mid Cap Blend Fund on or about June 1, 2022.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-TRUN-21-04